                               USLICO SERIES FUND
          INVESTMENT STRATEGIES AND PERFORMANCE OF THE STOCK PORTFOLIO

         Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.), (the "Sub-Adviser') is responsible for the investments and reinvestments of the Stock Portfolio's assets. They are "value oriented" in their investment philosophy, which means they proceed from the premise that investment value and return can best be realized through buying companies with a low price relative to current earnings. This "bottom up" approach seeks to identify companies whose earnings growth suggests an increasing stream of future dividend income, and whose shares' pricing represents a level below realizable value.

         In the continued strong stock market environment during 1997, Pilgrim Baxter participated reasonably well given their value-style investment approach. Individual stock selection, particularly in the Energy, Financial and Healthcare sectors, contributed positively to the year's results. The shortfall in return relative to the S&P 500 was largely due to the Fund's underweighting in bank stocks and the high-performing Technology sector relative to the index, and to a higher weighting in the lagging Utility sector. Pilgrim Baxter's investment approach precluded them from holding a full market weighting in Technology due to the high equity valuations in that sector. The increased weighting in the Financial sector and reduced commitment to Utility stocks, in comparison with the prior year, contributed positively to the Fund's performance. Consistent with Pilgrim Baxter's investment philosophy, the Fund continues to be positioned in a portfolio of high quality stocks with low valuations and high current dividend yields.

                COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
               BETWEEN THE STOCK PORTFOLIO AND THE S & P 500 INDEX

                          AVERAGE ANNUAL TOTAL RETURN
                           1 Year              25 06%
                           5 Years             18.63%
                          10 Years             14.47%

(Graph appears here. See the table below for plot points.)

                                    12/86    12/87   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96   12/97
STOCK PORTFOLIO                               10.4    11.5    14.3    13.3    15.7    16.6    18.3    18.8    24.8    30.5    38.1
S & P 500 INDEX                      10.0     10.5    12.3    15.9    15.6    20.4    22.0    24.2    24.5    33.7    41.6    55.3

*-$10,000 INVESTED ON 12/31/86 IN FUND OR INDEX INCLUDING REINVESTMENT
  OF DIVIDENDS.
FISCAL YEARS ENDED 12/31

   Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company's separate accounts. The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 19.92%, 16.13% and 12.90%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               USLICO SERIES FUND
           INVESTMENT STRATEGIES AND PERFORMANCE OF THE BOND PORTFOLIO


         The responsibility for investments and reinvestments in the Bond Portfolio is with Washington Square Advisers, Inc. (the "Adviser"), which is affiliated with ReliaStar Life Insurance Company of New York and ReliaStar United Services Life Insurance Company. Investments are primarily in investment-grade intermediate to long-term bonds. During 1997, the Bond Portfolio was primarily invested in corporate bonds rated "A" or better by Moody's or Standard & Poor's. The Portfolio also holds adjustable rate mortgages and U.S. Government strips. The average maturity of the bonds was less than ten years. The composition of the Portfolio holdings tended to have heavier emphasis on corporate bonds than that of its broad market index, which is the Lehman Brothers Aggregate Bond Index. The Total Return for 1997, after all expenses at the Portfolio level was 7.09%.


                COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
       BETWEEN THE BOND PORTFOLIO AND THE LEHMAN BROS AGGREGATE BOND INDEX

                          AVERAGE ANNUAL TOTAL RETURN
                           1 Year               7.09%
                           5 Years              6.92%
                          10 Years              8.28%

(Graph appears here. See the table below for plot points.)

                                   6/25/87   12/87   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96   12/97
BOND PORTFOLIO                      10.0     10.1    11.1    12.5    13.0    14.9    16.0    17.7    17.1    20.1    20.7    22.2
LEHMAN BROS AGGREGATE BOND INDEX    10.0     10.1    10.9    12.4    13.5    15.6    16.8    18.7    18.0    21.5    22.1    24.3

*-$10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT
  OF INCOME.
FISCAL YEARS ENDED 12/31



   Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company's separate accounts. The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 6.20%, 6.19% and 7.65%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               USLICO SERIES FUND
     INVESTMENT STRATEGIES AND PERFORMANCE OF THE ASSET ALLOCATION PORTFOLIO

         This Portfolio consists of stocks, intermediate to long term bonds of primarily investment grade and money market instruments. The stocks are chosen by Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.), which is also responsible for choosing the stocks in the Stock Portfolio. It is a "value oriented" investment manager and uses the same strategies to pick stocks for this Portfolio as is described under "Investment Strategies and Performance of the Stock Portfolio." The Adviser for the bonds and money market portions is Washington Square Advisers, Inc. During 1997, the bonds in the Portfolio were primarily corporate bonds rated "A" or better by Moody's or Standard and Poor's. The average maturity of the bonds was less than ten years. Bond holdings were slightly shorter in duration with heavier emphasis on corporate bonds than that of the Lehman Brothers Aggregate Bond Index. The Total Return for 1997, after all expenses at the Portfolio level, was 16.62%.

                COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
    BETWEEN THE ASSET ALLOCATION PORTFOLIO, LEHMAN BROS AGGREGATE BOND INDEX
                               AND S & P 500 INDEX


                          AVERAGE ANNUAL TOTAL RETURN
                           1 Year              16.62%
                           5 Years             12.74%
                          10 Years             11.39%

(Graph appears here. See the table below for plot points.)

                                   6/25/87   12/87   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96   12/97
ASSET ALLOCATION PORTFOLIO          10.0      9.5    10.5    12.2    12.3    14.1    15.2    16.8    16.6    20.8    23.4    27.3
LEHMAN BROS AGGREGATE BOND INDEX    10.0     10.1    10.9    12.4    13.5    15.6    16.8    18.7    18.0    21.5    22.1    24.3
S & P 500 INDEX                     10.0     10.3    12.0    15.5    15.3    19.9    21.4    23.6    23.9    32.9    40.4    53.9

*-$10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING REINVESTMENT
  OF INCOME.
FISCAL YEARS ENDED 12/31

   Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the insurance company's separate accounts. The average annual total return for one, five and ten years which reflects all common fees and charges for both the underlying fund and separate account levels are 13.85%, 11.20% and 10.30%, respectively. Such figures do not include the charges the insurance company makes for the cost of insurance, which if included, would significantly reduce the return. Please refer to the hypothetical illustrations in the prospectus of the separate account which indicate how the cost of insurance can impact performance or you may request a personalized illustration of historical performance which reflects the cost for insurance protection. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                                                    USLICO SERIES FUND
                                                           STATEMENT OF ASSETS AND LIABILITIES
                                                                    DECEMBER 31, 1997



                                                               COMMON               MONEY
                                                                STOCK              MARKET               BOND
                                                              PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                           ----------------    ----------------    ----------------

ASSETS
Cash and cash equivalents                                $         219,092   $          27,749   $          38,114
Common stock, at fair value (cost
       $23,404,466 and $7,455,660 respectively)                 26,706,311                   -                   -
Bonds, at fair value (cost
       $2,722,427 and $6,963,441 respectively)                           -                   -           2,757,337
Commercial paper, at amortized
       cost which approximates fair value                                -           5,817,555                   -
Dividends receivable                                                52,097                   -                   -
Interest receivable                                                     35                   -              35,097
Securities not settled, net                                        484,401                   -                   -
                                                           ----------------    ----------------    ----------------
       TOTAL ASSETS                                             27,461,936           5,845,304           2,830,548
                                                           ----------------    ----------------    ----------------


LIABILITIES
Accrued expenses                                                   170,291              60,992              28,174
                                                           ----------------    ----------------    ----------------
       TOTAL LIABILITIES                                           170,291              60,992              28,174
                                                           ----------------    ----------------    ----------------


NET ASSETS                                               $      27,291,645   $       5,784,312   $       2,802,374
                                                           ================    ================    ================


NET ASSET VALUE PER SHARE                                $           13.50   $            1.00   $           10.00
                                                           ================    ================    ================


SHARES OUTSTANDING                                               2,021,684           5,784,312             280,298
                                                           ================    ================    ================


NET ASSETS CONSIST OF:
Capital stock ($.001 par value)                          $           2,022   $           5,784   $             280
Additional paid-in capital                                      23,932,488           5,778,528           2,765,523
Accumulated undistributed
       net investment income                                         8,362                   -               1,661
Accumulated undistributed net
       realized gains from
       investment transactions                                      46,927                   -                   -
Net unrealized appreciation of investments                       3,301,846                   -              34,910
                                                           ----------------    ----------------    ----------------
       Net assets                                        $      27,291,645   $       5,784,312   $       2,802,374
                                                           ================    ================    ================











                                                                    ASSET               TOTAL
                                                                 ALLOCATION          PORTFOLIOS
                                                                  PORTFOLIO           COMBINED
                                                               ----------------    ----------------

ASSETS
Cash and cash equivalents                                    $          72,248   $         357,203
Common stock, at fair value (cost
       $23,404,466 and $7,455,660 respectively)                      8,536,157          35,242,468
Bonds, at fair value (cost
       $2,722,427 and $6,963,441 respectively)                       7,110,241           9,867,578
Commercial paper, at amortized
       cost which approximates fair value                                    -           5,817,555
Dividends receivable                                                    16,988              69,085
Interest receivable                                                     84,866             119,998
Securities not settled, net                                            161,411             645,812
                                                               ----------------    ----------------
       TOTAL ASSETS                                                 15,981,911          52,119,699
                                                               ----------------    ----------------


LIABILITIES
Accrued expenses                                                        81,817             341,274
                                                               ----------------    ----------------
       TOTAL LIABILITIES                                                81,817             341,274
                                                               ----------------    ----------------


NET ASSETS                                                   $      15,900,094   $      51,778,425
                                                               ================    ================


NET ASSET VALUE PER SHARE                                    $           11.98
                                                               ================


SHARES OUTSTANDING                                                   1,327,715
                                                               ================


NET ASSETS CONSIST OF:
Capital stock ($.001 par value)                              $           1,328
Additional paid-in capital                                          14,651,430
Accumulated undistributed
       net investment income                                             9,214
Accumulated undistributed net
       realized gains from
       investment transactions                                          10,824
Net unrealized appreciation of investments                           1,227,298
                                                               ----------------
       Net assets                                            $      15,900,094
                                                               ================


See accompanying notes to financial statements.




                    USLICO SERIES FUND-COMMON STOCK PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1997

COMMON STOCK
                                                                      FAIR
                                                   SHARES             VALUE
                                                 ------------    ----------------

COMPUTERS - 7.41%
-----------------
Avnet, Inc.                                            8,200   $         541,200

Cabletron Systems, Inc.                                4,600              69,000

International Business Machines                        7,500             784,219

Lexmark International Group                           14,100             535,800
Seagate Technology                                     4,800              92,400
                                                                 ----------------
                                                                       2,022,619
                                                                 ----------------
DIVERSIFIED  - 7.12%
--------------------
Canadian Pacific, Ltd.                                14,200             386,950
Fluor Corp.                                            8,000             299,000
ITT Industries, Inc.                                  12,000             376,500
Loews Corp.                                            8,300             880,837
                                                                 ----------------
                                                                       1,943,287
                                                                 ----------------
DRUGS & HEALTH CARE - 5.65%
---------------------------
Columbia/HCA Healthcare Corp.                         28,000             829,500

Meditrust Corp.                                       12,136             444,487

Medpartners                                           12,000             268,500

                                                                 ----------------
                                                                       1,542,487
                                                                 ----------------
ENERGY - 7.60%
--------------
Enron Corp.                                           14,900             619,281
Mobil Corp.                                            3,700             267,094

Repsol S.A. ADS                                       11,500             489,469

Texaco, Inc.                                           9,600             522,000

USX-Marathon Group                                     5,200             175,500
                                                                 ----------------
                                                                       2,073,344
                                                                 ----------------
FINANCE - 24.29%
----------------

Banc One Corp.                                        10,500             570,281

Chase Manhattan Corp.                                  6,100             667,950

First Union Corp.                                     15,000             768,750
Fleet Financial Group, Inc.                            6,400             479,600
Hartford Financial Services Group                      8,000             748,500

Lafarge Corp.                                          3,000              88,687

Morgan Stanley Dean Witter                             5,300             313,362

NationsBank Corp.                                     11,000             668,937
Nationwide Financial Services, Inc.                   13,000             469,625
PennCorp Financial Group, Inc.                         5,000             178,438

The PMI Group, Inc.                                    8,800             636,350

SAFECO Corp.                                          11,200             546,000

Santa Fe International Corp.                           3,800             154,613
Travelers Group, Inc.                                  6,300             339,413
                                                                 ----------------
                                                                       6,630,506
                                                                 ----------------




  TOTAL COMMON STOCK                                      97.86%

OTHER ASSETS AND
   LIABILITIES, NET                                        2.14%


NET ASSETS                                               100.00%










                                                                          FAIR
                                                         SHARES           VALUE
                                                        ---------    ----------------

       FOOD, HOUSE & PERSONAL PRODUCTS - 2.01%
       ---------------------------------------
       RJR Nabisco Holdings                               14,620   $         548,250
                                                                     ----------------
                                                                             548,250
                                                                     ----------------
       INDUSTRIAL - 15.98%
       -------------------
       Case Corp.                                          4,100             247,794
       Chrysler Corp.                                     10,000             351,875

       Deere & Co.                                         8,500             495,656

       Flowserve Corp.                                    18,000             502,875

       Fort James Corp.                                    8,000             306,000
       Harnischfeger Industries, Inc.                     25,000             882,812
       Johnson Controls, Inc.                              9,400             448,850
       LTV Corp.                                          26,000             253,500

       Parker-Hannifin Corp.                               4,000             183,500

       Reynolds Metals Co.                                 4,900             294,000

       United Technologies                                 5,400             393,188
                                                                     ----------------
                                                                           4,360,050
                                                                     ----------------
       REALTY - 6.05%
       --------------

       Equity Residential Properties Trust                 8,300             419,669

       First Industrial Realty Trust                       8,000             289,000

       Nationwide Health Properties, Inc.                 15,000             382,500
       Simon Debartolo Group, Inc.                        17,100             558,956
                                                                     ----------------
                                                                           1,650,125
                                                                     ----------------
       RETAIL TRADE - 5.83%
       --------------------
       Dillards, Inc.                                     20,500             722,625

       J.C. Penney Company, Inc.                          12,000             723,750

       Nieman Marcus Group, Inc.                           4,800             145,200

                                                                     ----------------
                                                                           1,591,575
                                                                     ----------------
       TELECOMMUNICATIONS - 7.32%
       --------------------------
       Bell Atlantic Corp.                                 9,582             871,962
       GTE Corp.                                          15,400             804,650
       SBC Communications, Inc.                            4,400             322,300
                                                                     ----------------
                                                                           1,998,912
                                                                     ----------------
       TRANSPORTATION - 5.04%
       ----------------------
       Burlington Northern Santa Fe                        5,500             511,156
       Delta Air Lines, Inc.                               2,700             321,300
       Southwest Air Lines Co.                            22,000             541,750
                                                                     ----------------
                                                                           1,374,206
                                                                     ----------------
       UTILITIES - 3.56%
       -----------------
       Florida Progress Corp.                             12,900             506,325
       Potomac Electric Power Co.                         18,000             464,625
                                                                     ----------------
                                                                             970,950
                                                                     ----------------




                                                                          26,706,311


                                                                             585,334
                                                                     ----------------

                                                                   $      27,291,645
                                                                     ================



See accompanying notes to financial statements.



                                                        USLICO SERIES FUND-MONEY MARKET PORTFOLIO
                                                                STATEMENT OF INVESTMENTS
                                                                    DECEMBER 31, 1997


                                                                                           PRINCIPAL             AMORTIZED
COMMERCIAL PAPER                        100.57%                                               AMOUNT                  COST
                                                                                         ----------------      ----------------

 General Mills Inc., 5.63%, Due January 5, 1998                                     $         300,000     $         299,812
 Gillette Co., 5.68%, Due January 5, 1998                                                     300,000               299,811
 Anheuser Busch Inc., 5.68%, Due January 6, 1998                                              300,000               299,763
 Abbott Labs, 5.80%, Due January 7, 1998                                                      300,000               299,710
 Bank of New York, 5.82%, January 7, 1998                                                     300,000               299,709
 American Telephone & Telegraph Co., 5.68%, Due January 8, 1998                               300,000               299,669
 Chevron Oil Finance Co., 5.85%, Due January 9, 1998                                          300,000               299,610
 Merrill Lynch & Co., 5.82%, Due January 9, 1998                                              300,000               299,612
 Disney, Walt Co., 5.74%, Due January 12, 1998                                                300,000               299,474
 Household Finance Corp., 5.83%, Due January 12, 1998                                         300,000               299,465
 General Electric Capital Corp., 5.77%, Due January 13, 1998                                  300,000               299,423
 American Express Credit, 5.83%, Due January 15, 1998                                         150,000               149,660
 Beneficial Corp., 5.87%, Due January 15, 1998                                                300,000               299,315
 DuPont E I De Nemours & Co., 5.75%, Due January 15, 1998                                     300,000               299,329
 American General Corp., 5.88%, Due January 16, 1998                                          300,000               299,265
 Baltimore Gas & Electric Co., 5.87%, Due January 16, 1998                                    280,000               279,315
 Ameritech Corp., 5.82%, Due January 23, 1998                                                 300,000               298,933
 Florida Power Corp., 5.77%, Due January 26, 1998                                             300,000               298,798
 Procter & Gamble Co., 5.63%, Due February 3, 1998                                            300,000               298,452
 Bellsouth Telecomm Inc., 5.71%, Due February 3, 1998                                         300,000               298,430
                                                                                         ----------------      ----------------


    TOTAL COMMERCIAL PAPER              100.57%                                     $       5,830,000             5,817,555
                                                                                         ================

OTHER ASSETS AND
   LIABILITIES, NET                     (.57)%                                                                      (33,243)
                                                                                                             ----------------

NET ASSETS                              100.00%                                                          $        5,784,312
                                                                                                             ================


See accompanying notes to financial statements.








                                         USLICO SERIES FUND-BOND PORTFOLIO
                                             STATEMENT OF INVESTMENTS
                                                 DECEMBER 31, 1997


                                                                                      PAR               FAIR
BONDS                                                                                VALUE             VALUE
                                                                                 ---------------   ---------------
    GOVERNMENT - 42.28%
    FHLMC, 5.575%, Due December, 2026  #                                       $        301,698  $        304,972
    FNMA, 5.75%, Due July, 2027  #                                                       95,056            97,324
    FNMA, 6.00%, Due July, 2027  #                                                      481,417           492,335
    GNMA Pool 181826, 9.00%, Due March, 2021  #                                          29,470            31,874
    US Trust Security Strips, 6.970%, Due February, 2019                                300,000            84,270
    US Trust Security Strips, 6.925%, Due February, 2021                                600,000           149,184
    US Trust Security Strips, 6.451%, Due February, 2021                                100,000            24,892
                                                                                 ---------------   ---------------
                                                                                      1,907,641         1,184,851
                                                                                 ---------------   ---------------
    FINANCE - 46.62%
    Abbey National PLC, 7.35%, Due October, 2049  #                                     100,000           100,000
    Amerco, 6.65%, Due October, 1999                                                    150,000           149,859
    BHP Finance USA, 6.42%, Due March, 2026  #                                          100,000           101,137
    Hyder PLC, 6.75%, Due December, 2003                                                100,000           100,306
    Lehman Brothers, 7.36%, Due December, 2003                                          100,000           103,754
    Macsaver Financial Services, 7.40%, Due February, 2002                              150,000           149,712
    Malayan Banking Berhad-NY, 7.125%, Due September, 2005                              100,000            86,080
    MBNA Corp., 7.25%, Due September, 2002                                              100,000           103,288
    The Money Store, 8.05%, Due April, 2002                                             100,000           103,194
    TriNet Corporate Realty Trust, 7.30%, Due May, 2001                                 100,000           102,543
    U.S. West Capital Funding, Inc., 6.85%, Due January, 2002                           100,000           101,611
    United Companies Financial Corp., 9.35%, Due November, 1999                         100,000           105,067
                                                                                 ---------------   ---------------
                                                                                      1,300,000         1,306,551
                                                                                 ---------------   ---------------
    INDUSTRIAL - 1.87%
    Pulte Home Corp., 10.125%, Due July, 1999                                            50,000            52,425
                                                                                 ---------------   ---------------

    RETAIL TRADE - 3.57%
    Dayton Hudson Co., 6.40%, Due February, 2003                                        100,000            99,934
                                                                                 ---------------   ---------------

    UTILITIES - 4.05%
    United Telecommunications, 9.50%, Due April, 2003                                   100,000           113,576
                                                                                 ---------------   ---------------


   TOTAL BONDS                       98.39%                                    $      3,457,641         2,757,337
                                                                                 ===============   ---------------


OTHER ASSETS AND
   LIABILITIES, NET                     1.61%                                                              45,037
                                                                                                   ---------------

NET ASSETS                           100.00%                                                     $      2,802,374
                                                                                                   ===============

# - Callable at the option of the issuer.



See accompanying notes to financial statements.

                  USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1997



COMMON STOCK
                                                      FAIR                                                                   FAIR
                                         SHARES       VALUE                                                   SHARES         VALUE
                                         ------    ----------                                                -------    ------------

COMPUTERS - 4.06%                                                 FOOD, HOUSE & PERSONAL PRODUCTS - 1.10%
-----------------                                                 ---------------------------------------
Avnet, Inc.                               2,600    $  171,600     RJR Nabisco Holdings                         4,660   $   174,750
                                                                                                                        -----------
Cabletron Stystems                        1,500        22,500                                                              174,750
                                                                                                                        -----------
International Business Machines           2,400       250,950     INDUSTRIAL - 8.41%
                                                                  ------------------
Lexmark                                   4,500       171,000     Case Corp.                                   1,200        72,525
Seagate Technology                        1,500        28,875     Chrysler Corp.                               3,200       112,600
                                                    ----------
                                                      644,925     Deere & Co.                                  2,500       145,781
                                                    ----------
DIVERSIFIED  - 3.88%                                              Flowserve Corp.                              6,000       167,625
--------------------
Canadian Pacific, Ltd.                    4,600       125,350     Fort James Corp.                             2,600        99,450
Fluor Corp.                               2,400        89,700     Harnischfeger Industries, Inc.               7,800       275,437
ITT Industries, Inc.                      4,000       125,500     Johnson Controls, Inc.                       3,000       143,250
Loews Corp.                               2,600       275,925     LTV Corp.                                    8,200        79,950
                                                    ----------
                                                      616,475     Parker-Hannifin Corp.                          900        41,288
                                                    ----------
DRUGS & HEALTH CARE - 2.99%                                       Reynolds Metals Co.                          1,250        75,000
---------------------------
Columbia/HCA Healthcare Corp.             8,300       245,887     United Technologies                          1,700       123,781
                                                                                                                        -----------
Meditrust Corp.                           3,845       140,828                                                            1,336,687
                                                                                                                        -----------
Medpartners                               4,000        89,500     REALTY - 3.37%
                                                                  --------------
                                                    ----------
                                                      476,215     Equity Residential Properties Trust          2,600       131,462
                                                    ----------
ENERGY - 4.18%                                                    First Industrial Realty Trust                2,700        97,538
--------------
Enron Corp.                               4,700       195,344     Nationwide Health Properties, Inc.           5,000       127,500
Mobil Corp.                               1,200        86,625     Simon Debartolo Group, Inc.                  5,500       179,781
                                                                                                                        -----------
Repsol S.A. ADS                           3,700       157,481                                                              536,281
                                                                                                                        -----------
Texaco, Inc.                              3,100       168,563     RETAIL TRADE - 3.24%
                                                                  --------------------
USX-Marathon Group                        1,700        57,375     Dillards, Inc.                               6,500       229,125
                                                    ----------
                                                      665,388     J.C. Penney Company, Inc.                    4,000       241,250
                                                    ----------
FINANCE - 13.63%                                                  Nieman Marcus Group, Inc.                    1,500        45,375
----------------
                                                                                                                        -----------
Banc One Corp.                            3,300       179,231                                                              515,750
                                                                                                                        -----------
Chase Manhattan Corp.                     1,950       213,525     TELECOMMUNICATIONS - 4.03%
                                                                  --------------------------
First Union Corp.                         4,400       225,500     Bell Atlantic Corp.                          3,071       279,461
Fleet Financial Group, Inc.               2,700       202,331     GTE Corp.                                    4,950       258,638
Hartford  Financial Services Group        2,600       243,263     SBC Communications, Inc.                     1,400       102,550
                                                                                                                        -----------
Lafarge Corp.                             1,600        47,300                                                              640,649
                                                                                                                        -----------
Morgan Stanley Dean Witter                1,700       100,512     TRANSPORTATION - 2.81%
                                                                  ----------------------
NationsBank Corp.                         3,300       200,681     Burlington Northern Santa Fe                 1,800       167,288
Nationwide Financial Services, Inc.       4,000       144,500     Delta Air Lines, Inc.                          900       107,100
PennCorp Financial Group, Inc.            1,500        53,531     Southwest Air Lines Co.                      7,000       172,375
                                                                                                                        -----------
The PMI Group, Inc.                       2,800       202,475                                                              446,763
                                                                                                                        -----------
SAFECO Corp.                              3,600       175,500     UTILITIES - 1.99%
                                                                  -----------------
Santa Fe International Corp.              1,200        48,825     Florida Progress Corp.                       4,100       160,925
Travelers Group, Inc.                     2,400       129,300     Potomac Electric Power Co.                   6,000       154,875
                                                    ----------                                                          -----------
                                                    2,166,474                                                              315,800
                                                    ----------                                                          -----------



TOTAL COMMON STOCK                        53.69%                                                                         8,536,157
                                                                                                                        -----------



                     See accompanying notes to financial statements.                                                    (continued)






                                       USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                                                 STATEMENT OF INVESTMENTS
                                                   DECEMBER 31, 1997


BONDS                                                                                       PAR               FAIR
                                                                                           VALUE              VALUE
                                                                                       --------------    ----------------
       GOVERNMENT - 21.49%
       FHLMC, 9.00%, Due October, 2019  #                                           $         11,910   $          12,699
       FHLMC, 5.575%, Due December, 2026  #                                                  789,056             797,618
       FNMA, 5.75%, Due July, 2027  #                                                        475,281             486,621
       FNMA, 6.00%, Due July, 2027  #                                                      1,280,568           1,309,611
       GNMA, 10.00%, Due February, 2016  #                                                     8,907               9,881
       US Trust Security Strips, Interest, 6.926%, Due February, 2015                        200,000              71,904
       US Trust Security Strips, Interest, 6.709%, Due February, 2019                      1,000,000             280,900
       US Trust Security Strips, Interest, 6.925%, Due February, 2021                      1,500,000             372,960
       US Trust Security Strips, Principal, 6.451%, Due February, 2021                       300,000              74,676
                                                                                       --------------    ----------------
                                                                                           5,565,722           3,416,870
                                                                                       --------------    ----------------
       FINANCE - 18.34%
       Abbey National PLC, 7.35%, Due October, 2049  #                                       100,000             100,000
       Amerco, 6.65%, Due October, 2099                                                      250,000             249,765
       BHP Finance USA, 6.42%, Due March, 2026  #                                            100,000             101,137
       Discover Card Trust 1991-D, 8.00%, Due October, 2000                                  100,000             101,406
       Hyder PLC, 6.75%, Due December, 2004                                                  300,000             300,918
       Lehman Brothers Inc., 7.36%, Due December, 2015                                       350,000             363,139
       Malayan Banking Berhad-NY, 7.125%, Due September, 2005                                100,000              86,080
       Macsaver Financial Services Inc., 7.40%, Due February, 2002                           350,000             349,328
       MBNA Corp., 7.25%, Due September, 2002                                                100,000             103,288
       The Money Store, 8.05%, Due April, 2002                                               275,000             283,783
       Morgan Stanley, 6.375%, Due December, 2003                                            150,000             149,993
       Tele Communications Inc., 8.25%, Due January, 2015                                    200,000             214,078
       Time Warner Pass Through Asset Trust, 6.10%, Due December, 2001                       200,000             199,804
       TriNet Corporate Realty Trust, 7.30%, Due May, 2001                                   100,000             102,543
       United Companies Financial Corp., 9.35%, Due November, 1999                           200,000             210,134
                                                                                       --------------    ----------------
                                                                                           2,875,000           2,915,396
                                                                                       --------------    ----------------
       INDUSTRIAL - 0.97%
       Canadian Pacific, 6.875%, Due April, 2003                                             100,000             102,132
       Pulte Home Corp., 10.125%, Due July, 2015                                              50,000              52,425
                                                                                       --------------    ----------------
                                                                                             150,000             154,557
                                                                                       --------------    ----------------
       RETAIL TRADE - 0.63%
       Dayton Hudson Co., 6.40%, Due February, 2003                                          100,000              99,934
                                                                                       --------------    ----------------
                                                                                             100,000              99,934

# - Callable at the option of the issuer.                                                                      (continued)

See accompanying notes to financial statements.


                  USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 1997




BONDS, CONTINUED

                                     UTILITIES - 3.29%
                                     General Telephone Southeast, 7.625%, Due July, 2002  #              100,000           101,623
                                     Illinois Bell Telephone, 7.625%, Due April, 2006  #                 100,000           102,493
                                     Kansas City Power & Light, 7.40%, Due February, 2008  #             100,000           104,181
                                     United Telecommunications, 9.50%, Due April, 2003                   100,000           113,576
                                     U.S. West Capital Funding, Inc., 6.85%, Due January, 2002           100,000           101,611
                                                                                                   --------------    --------------
                                                                                                         500,000           523,484
                                                                                                   --------------    --------------

                 TOTAL BONDS                    44.72%                                            $    9,190,722         7,110,241
                                                                                                   --------------    --------------

TOTAL INVESTMENTS                               98.41%                                                                  15,646,398

OTHER ASSETS AND
   LIABILITIES, NET                              1.59%                                                                     253,696
                                                                                                                     --------------

NET ASSETS                                     100.00%                                                             $    15,900,094
                                                                                                                     ==============







# - Callable at the option of the issuer.



See accompanying notes to financial statements.










                                                                         USLICO SERIES FUND
                                                           STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                                                               FOR THE PERIOD ENDED DECEMBER 31, 1997



                                                                         COMMON                      MONEY
                                                                         STOCK                      MARKET
                                                                       PORTFOLIO                   PORTFOLIO
                                                                    -----------------          ------------------
    INVESTMENT INCOME:
        Income:
             Dividends                                           $           623,112        $                  -
             Interest                                                         44,532                     328,775
                                                                    -----------------          ------------------
                   Total income                                              667,644                     328,775
                                                                    -----------------          ------------------

        Expenses:
             Accounting fee                                                   20,472                       4,907
             Custodian fee                                                    12,006                       8,407
             Management fee                                                   64,509                      14,571
             Other administrative                                             90,252                      15,830
                                                                    -----------------          ------------------
                  Total expenses                                             187,239                      43,715
                                                                    -----------------          ------------------
    NET INVESTMENT INCOME                                                    480,405                     285,060
                                                                    -----------------          ------------------

    REALIZED AND UNREALIZED GAINS (LOSSES)
      ON INVESTMENTS:
       Net proceeds from sales                                            23,435,240                           -
       Cost of securities sold                                           (18,454,764)                          -
                                                                    -----------------          ------------------
    NET REALIZED GAINS ON INVESTMENTS                                      4,980,476                           -
    NET UNREALIZED GAINS (LOSSES) ON INVESTMENTS                            (291,878)                          -
                                                                    -----------------          ------------------
    NET GAINS ON INVESTMENTS                                               4,688,598                           -
                                                                    -----------------          ------------------

             NET INCREASE IN NET ASSETS
               RESULTING FROM OPERATIONS                                   5,169,003                     285,060

    DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                               (484,004)                   (285,060)
        Net realized (gains) losses on investments                        (4,933,549)                          -

    CAPITAL SHARE TRANSACTIONS                                             3,982,104                    (195,549)
                                                                    -----------------          ------------------

             NET INCREASE (DECREASE) IN NET ASSETS                         3,733,554                    (195,549)

    NET ASSETS, BEGINNING OF YEAR                                         23,558,091                   5,979,861
                                                                    -----------------          ------------------
    NET ASSETS, END OF YEAR                                      $        27,291,645        $          5,784,312
                                                                    =================          ==================









                                                                                       ASSET
                                                               BOND                 ALLOCATION
                                                            PORTFOLIO                PORTFOLIO
                                                        -----------------       ------------------
    INVESTMENT INCOME:
        Income:
             Dividends                                $                 -     $            200,899
             Interest                                             186,350                  476,610
                                                       ------------------       ------------------
                   Total income                                   186,350                  677,509
                                                       ------------------       ------------------

        Expenses:
             Accounting fee                                         2,327                   12,434
             Custodian fee                                          1,749                    9,951
             Management fee                                         7,027                   38,430
             Other administrative                                   9,978                   52,573
                                                       ------------------       ------------------
                  Total expenses                                   21,081                  113,388
                                                       ------------------       ------------------
    NET INVESTMENT INCOME                                         165,269                  564,121
                                                       ------------------       ------------------

    REALIZED AND UNREALIZED GAINS (LOSSES)
      ON INVESTMENTS:
       Net proceeds from sales                                  3,111,857               15,424,044
       Cost of securities sold                                 (3,046,914)             (13,719,792)
                                                       ------------------       ------------------
    NET REALIZED GAINS ON INVESTMENTS                              64,943                1,704,252
    NET UNREALIZED GAINS (LOSSES) ON INVESTMENTS                  (37,349)                 (45,895)
                                                       ------------------       ------------------
    NET GAINS ON INVESTMENTS                                       27,594                1,658,357
                                                       ------------------       ------------------

             NET INCREASE IN NET ASSETS
               RESULTING FROM OPERATIONS                          192,863                2,222,478

    DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                    (165,423)                (563,393)
        Net realized (gains) losses on investments                (39,902)              (1,693,428)

    CAPITAL SHARE TRANSACTIONS                                     31,451                1,319,869
                                                       ------------------       ------------------

             NET INCREASE (DECREASE) IN NET ASSETS                 18,989                1,285,526

    NET ASSETS, BEGINNING OF YEAR                               2,783,385               14,614,568
                                                       ------------------       ------------------
    NET ASSETS, END OF YEAR                           $         2,802,374     $         15,900,094
                                                       ==================       ==================








    See accompanying notes to financial statements.

                               USLICO Series Fund
                Statement of Operations and Changes in Net Assets
                      For the Year Ended December 31, 1996





                                                                     Common           Money                               Asset
                                                                      Stock           Market              Bond          Allocation
                                                                    Portfolio       Portfolio          Portfolio        Portfolio
                                                                 ---------------  ---------------    --------------   -------------
   Investment income:
       Income:
          Dividends                                                     664,783    $           -     $         -      $     221,817
          Interest                                                       30,003          325,239          205,834           491,561
                                                                 ---------------     ------------     ------------     -------------
                Total income                                            694,786          325,239          205,834           713,378
                                                                 ---------------     ------------     ------------     -------------

       Expenses:
          Accounting fee                                                 15,497            4,055            2,526            10,465
          Custodian fee                                                  15,347           10,851            2,363            13,960
          Management fee                                                 53,353           14,752            7,176            34,689
          Other administrative                                           75,863           14,598            9,462            44,953
                                                                 ---------------     ------------     ------------     -------------
               Total expenses                                           160,060           44,256           21,527           104,067
                                                                 ---------------     ------------     ------------     -------------
   Net investment income                                                534,726          280,983          184,307           609,311
                                                                 ---------------     ------------     ------------     -------------

   Realized and unrealized gains (losses) on investments:
      Net proceeds from sales                                        16,528,720        1,036,915        1,711,952         8,246,310
      Cost of securities sold                                       (13,483,386)      (1,036,935)      (1,736,992)       (7,198,529)
                                                                 ---------------     ------------     ------------     -------------
   Net realized gains (losses) on investments                         3,045,334              (20)         (25,040)        1,047,781
   Net unrealized gains (losses) on investments                         637,356                -          (85,813)          (49,855)
                                                                 ---------------     ------------     ------------     -------------
   Net gains (losses) on investments                                  3,682,690              (20)        (110,853)          997,926
                                                                 ---------------     ------------     ------------     -------------

          Net increase in net assets
            resulting from operations                                 4,217,416          280,963           73,454         1,607,237

   Distributions to shareholders from:
       Net investment income                                           (521,719)        (280,983)        (182,987)         (604,001)
       Net realized (gains) losses on investment                     (3,045,334)              20                -        (1,047,782)

   Capital share transactions                                         2,939,392          160,391         (175,907)          983,335
                                                                 ---------------     ------------     ------------     -------------

          Net increase (decrease) in net assets                       3,589,755          160,391         (285,440)          938,789

   Net assets, beginning of year                                     19,968,336        5,819,470        3,068,825        13,675,779
                                                                 ---------------     ------------     ------------     -------------
   Net assets, end of year                                           23,558,091    $   5,979,861     $  2,783,385      $ 14,614,568
                                                                 ===============     ============     ============     =============




   See accompanying notes to financial statements.

USLICO Series Fund - Notes to Financial Statements - December 31, 1997

(1) Organization - USLICO Series Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Portfolios), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. Shares of the Portfolios are sold only to separate accounts of ReliaStar United Services Life Insurance Company (ReliaStar United Services) and ReliaStar Life Insurance Company of New York (ReliaStar Life of New York), previously ReliaStar Bankers Security Life Insurance Society, to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized.

(2)  Summary of Significant Accounting Policies
  (a)  Valuation of Investments
       1. Common Stock, Bond and Asset Allocation Portfolios - Equity securities for which market quotations are readily available are stated at that fair value. Fair value is determined on the basis of last reported sales price, or, if no sales are reported, the latest available bid price obtained from a quotation reporting system or from established market makers. Money market instruments are valued at fair value, except that instruments maturing in sixty days or less are valued using amortized cost which approximates fair value. Debt securities (other than obligations having a maturity of sixty days or less at their date of acquisition) are valued on the basis of market quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost, which approximates fair value.
       2. Money Market Portfolio - Investment securities held by the Money Market Portfolio are all carried at amortized cost.
  (b) Income Recognition - Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on the sale of securities are computed on the basis of the identified cost of the related securities sold and are recognized at the date of trade.
  (c) Other Administrative Fees - Other administrative fees are charged to the Portfolios at an annual percentage rate of .5%. Fund expenses directly attributable to a Portfolio are charged to that Portfolio. All other expenses are allocated proportionately among all Portfolios in relation to respective net assets.
  (d) Federal Income Taxes - Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with subchapter M and meets certain other requirements. (Normally, however, such distributions are automatically reinvested in additional portfolio shares.) As the Fund is believed to be in compliance with these requirements, no federal income tax provision has been provided.
  (e) Management Fees - The Fund's investment advisers are compensated with a quarterly management fee based on an annual percentage of the average daily net assets of each Portfolio. During 1997, 1996 and 1995, the adviser was paid a fee at an annual rate of .25% of the net asset value of the Portfolios except for the period from January 1, 1995 to June 30, 1995 during which no investment advisory fee was charged pending approval of new advisory agreements which were received on June 30, 1995. The maximum management fee which may be charged is an annual percentage rate of .50% on the first $100 million of average daily net assets and .45% of average daily net assets in excess thereof.
  (f) Contributions and Withdrawals - Net funds contributed into or withdrawn from the Fund are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.
  (g) Reclassifications - Certain prior year amounts have been reclassified to conform to current year presentation.

(3) Affiliations and Related Party Transactions - ReliaStar United Services and ReliaStar Life of New York are indirect wholly-owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Washington Square Advisers, Inc., previously Washington Square Capital, Inc., a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Fund. The Fund's distributor, Washington Square Securities, Inc., is also a direct wholly-owned ReliaStar subsidiary. Newbold's Asset Management, Inc. serves as investment sub-adviser for the Common Stock Portfolio and the common stock portion of the Asset Allocation Portfolio. The Fund purchases securities through Newbold's Asset Management, Inc. in the normal course of business. Effective January 1, 1998, Newbold's Asset Management, Inc. changed its name to Pilgrim Baxter Value Investors, Inc.

Officers of the Fund are also officers of ReliaStar, Washington Square Securities, Inc., ReliaStar United Services and ReliaStar Life of New York and receive compensation therefrom. They do not receive additional compensation for services rendered to the Fund. Trustees of the Board receive a fee of $500 for each meeting attended. For the years ended December 31, 1997, 1996 and 1995, total fees paid to the Trustees aggregated $8,000, $6,000, and $6,000, respectively, for all Portfolios combined.

(4) Investments - As of December 31, 1997, net unrealized appreciation for each portfolio was as follows:


                                                                 Net
                                                             Unrealized
       Portfolio                Appreciation  Depreciation  Appreciation
       ---------                ------------  ------------  ------------

    Common Stock                 $3,990,002   $ (688,156)   $3,301,846
    Money Market                        N/A          N/A           N/A
    Bond                             56,612      (21,702)       34,910
    Asset Allocation              1,476,598     (249,300)    1,227,298


(5) Capital Share Transactions - Transactions in capital stock for the year ended December 31, were as follows:



                                                           SHARES                        AMOUNT
                                                  -----------------------    --------------------------
                                                    1997           1996           1997          1996
                                                  ---------       -------    -----------    -----------
Common Stock Portfolio:
  Shares sold                                         --             --      $         -    $         -
  Shares issued in reinvestment of dividends       351,841        240,885      5,417,553      3,567,053
                                                  ---------       -------    -----------    -----------
                                                   351,841        240,885      5,417,553      3,567,053
  Shares redeemed                                 (107,554)       (45,635)    (1,435,449)      (627,661)
                                                  ---------       -------    -----------    -----------
   Net increase                                    244,297        195,250    $ 3,982,104    $ 2,939,392
                                                  =========       =======    ===========    ===========

Money Market Portfolio:
  Shares sold                                         --             --      $         -    $         -
  Shares issued in reinvestment of dividends       285,062        280,983        285,062        280,983
  Realized loss on sale commercial paper              --              (20)          --              (20)
                                                  ---------       -------    -----------    -----------
                                                   285,062        280,963        285,062        280,963
  Shares redeemed                                 (480,611)      (120,572)      (480,611)      (120,572)
                                                  ---------       -------    -----------    -----------
  Net increase (decrease)                         (195,549)       160,391    $  (195,549)   $   160,391
                                                  =========       =======    ===========    ===========

Bond Portfolio:
  Shares sold                                         --             --      $         -    $         -
  Shares issued in reinvestment of dividends        20,117         18,177        205,325        182,987
                                                  ---------       -------    -----------    -----------
                                                    20,117         18,177        205,325        182,987
  Shares redeemed                                  (17,469)       (36,142)      (173,874)      (358,894)
                                                  ---------       -------    -----------    -----------
   Net increase (decrease)                           2,648        (17,965)   $    31,451    $  (175,907)
                                                  =========       =======    ===========    ===========

Asset Allocation Portfolio:
  Shares sold                                         --             --      $         -    $         -
  Shares issued in reinvestment of dividends       173,578        131,268      2,256,821      1,651,783
                                                   173,578        131,268      2,256,821      1,651,783
  Shares redeemed                                  (79,005)       (55,106)      (936,952)      (668,448)
                                                  ---------       -------    -----------    -----------
   Net increase                                     97,573         76,162    $1 ,319,869    $   983,335
                                                  =========       =======    ===========    ===========



                                                                    USLICO SERIES FUND
                                                               CONDENSED FINANCIAL INFORMATION
                                                           FOR THE YEAR ENDED DECEMBER 31, 1997


                                                            COMMON                    MONEY
                                                             STOCK                    MARKET
                                                           PORTFOLIO                PORTFOLIO
                                                       ------------------       ------------------
    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $             13.25      $              1.00
    Income from investment operations:
      Net investment income                                          0.27                     0.05
      Net realized and unrealized
         gains on securities                                         3.05                       -
                                                       ------------------       ------------------
      Total from investment operations                               3.32                     0.05
    Distributions:
      Distribution of income                                        (0.27)                   (0.05)
      Distribution of capital gains                                 (2.80)                       -
                                                       ------------------       ------------------
      Net asset value, end of year                    $             13.50      $              1.00
                                                       ==================       ==================

    Total return                                                    25.06%                    5.00%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $        27,291,645      $         5,784,312

    Expenses to average net assets                                   0.73%                    0.75%
    Net investment income to average net assets                      1.87%                    4.88%
    Portfolio turnover rate                                         88.55%                     N/A
    Weighted average number of shares outstanding
       for year ended  December 31, 1997                        1,760,754                5,852,073


                                                           FOR THE YEAR ENDED DECEMBER 31, 1996


    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $             12.62      $              1.00
    Income from investment operations:
      Net investment income                                          0.34                     0.05
      Net realized and unrealized
         gains (losses) on securities                                2.55                        -
                                                       ------------------       ------------------
      Total from investment operations                               2.89                     0.05
    Distributions:
      Distribution of income                                        (0.33)                   (0.05)
      Distribution of capital gains                                 (1.93)                       -
                                                       ------------------       ------------------
      Net asset value, end of year                    $             13.25      $              1.00
                                                       ==================       ==================

    Total return                                                    22.90%                    5.00%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $        23,558,091      $         5,979,861

    Expenses to average net assets                                   0.75%                    0.75%
    Net investment income to average net assets                      2.50%                    4.77%
    Portfolio turnover rate                                         79.17%                     N/A
    Weighted average number of shares outstanding
       for year ended  December 31, 1996                        1,575,455                5,897,797










                                                          FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                       ASSET
                                                             BOND                   ALLOCATION
                                                          PORTFOLIO                  PORTFOLIO
                                                       ------------------       ------------------
    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $             10.02       $            11.85
    Income from investment operations:
      Net investment income                                          0.59                     0.46
      Net realized and unrealized
         gains on securities                                         0.12                     1.51
                                                       ------------------       ------------------
      Total from investment operations                               0.71                     1.97
    Distributions:
      Distribution of income                                        (0.59)                   (0.46)
      Distribution of capital gains                                 (0.14)                   (1.38)
                                                       ------------------       ------------------
      Net asset value, end of year                    $             10.00       $            11.98
                                                       ==================       ==================

    Total return                                                     7.09%                   16.62%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $          2,802,374      $       15,900,094

    Expenses to average net assets                                   0.75%                    0.74%
    Net investment income to average net assets                      5.88%                    3.68%
    Portfolio turnover rate                                        117.24%                  104.30%
    Weighted average number of shares outstanding
       for year ended  December 31, 1997                          280,426                1,228,385



                                                          FOR THE YEAR ENDED DECEMBER 31, 1996


    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $             10.38      $             11.82
    Income from investment operations:
      Net investment income                                          0.64                     0.53
      Net realized and unrealized
         gains (losses) on securities                               (0.36)                    0.94
                                                       ------------------       ------------------
      Total from investment operations                               0.28                     1.47
    Distributions:
      Distribution of income                                        (0.64)                   (0.53)
      Distribution of capital gains                                     -                    (0.91)
                                                       ------------------       ------------------
      Net asset value, end of year                    $             10.02      $             11.85
                                                       ==================       ==================

    Total return                                                     2.70%                   12.44%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $         2,783,385      $        14,614,568

    Expenses to average net assets                                   0.75%                    0.75%
    Net investment income to average net assets                      6.45%                    4.39%
    Portfolio turnover rate                                         47.37%                   61.98%
    Weighted average number of shares outstanding
       for year ended  December 31, 1996                          284,090                1,148,567






                                                                 USLICO SERIES FUND
                                                            CONDENSED FINANCIAL INFORMATION
                                                          FOR THE YEAR ENDED DECEMBER 31, 1995


                                                             COMMON                   MONEY
                                                             STOCK                   MARKET
                                                           PORTFOLIO                PORTFOLIO
                                                       ------------------       ------------------
    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $             10.37      $              1.00
    Income from investment operations:
      Net investment income                                          0.36                     0.05
      Net realized and unrealized
         gains on securities                                         2.95                       -
                                                       ------------------       ------------------
      Total from investment operations                               3.31                     0.05
    Distributions:
      Distribution of income                                        (0.37)                   (0.05)
      Distribution of capital gains                                 (0.69)                       -
                                                       ------------------       ------------------
      Net asset value, end of year                    $             12.62      $              1.00
                                                       ==================       ==================

    Total return                                                    31.92%                    5.00%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $        19,968,336      $         5,819,470

    Expenses to average net assets                                   0.63%                    0.63%
    Net investment income to average net assets                      3.07%                    5.37%
    Portfolio turnover rate                                         62.51%                     N/A
    Weighted average number of shares outstanding
       for year ended December 31, 1995                         1,450,668                5,763,272


                                                           FOR THE YEAR ENDED DECEMBER 31, 1994


    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $             11.23      $              1.00
    Income from investment operations:
      Net investment income                                          0.36                     0.04
      Net realized and unrealized
         losses on securities                                       (0.05)                      -
                                                       ------------------       ------------------
      Total from investment operations                               0.31                     0.04
    Distributions:
      Distribution of income                                        (0.36)                   (0.04)
      Distribution of capital gains                                 (0.81)                       -
                                                       ------------------       ------------------
      Net asset value, end of year                    $             10.37      $              1.00
                                                       ==================       ==================

    Total return                                                     2.76%                    4.00%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $        14,687,489      $         5,752,426

    Expenses to average net assets                                   0.75%                    0.75%
    Net investment income to average net assets                      3.23%                    3.54%
    Portfolio turnover rate                                         59.41%                     N/A
    Weighted average number of shares outstanding
       for year ended December 31, 1994                         1,195,719                5,527,212







                                                           FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                       ASSET
                                                              BOND                  ALLOCATION
                                                           PORTFOLIO                PORTFOLIO
                                                       ------------------       ------------------
    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $              9.41      $             10.18
    Income from investment operations:
      Net investment income                                          0.66                     0.55
      Net realized and unrealized
         gains on securities                                         1.04                     2.01
                                                       ------------------       ------------------
      Total from investment operations                               1.70                     2.56
    Distributions:
      Distribution of income                                        (0.66)                   (0.55)
      Distribution of capital gains                                 (0.07)                   (0.37)
                                                       ------------------       ------------------
      Net asset value, end of year                    $             10.38      $             11.82
                                                       ==================       ==================

    Total return                                                    18.07%                   25.15%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $         3,068,825      $        13,675,779

    Expenses to average net assets                                   0.63%                    0.63%
    Net investment income to average net assets                      6.49%                    4.81%
    Portfolio turnover rate                                         32.67%                   44.97%
    Weighted average number of shares outstanding
       for year ended December 31, 1995                           276,475                1,068,503



                                                           FOR THE YEAR ENDED DECEMBER 31, 1994

    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $             10.49      $             11.26
    Income from investment operations:
      Net investment income                                          0.67                     0.55
      Net realized and unrealized
         losses on securities                                       (1.06)                   (0.70)
                                                       ------------------       ------------------
      Total from investment operations                              (0.39)                   (0.15)
    Distributions:
      Distribution of income                                        (0.67)                   (0.55)
      Distribution of capital gains                                 (0.02)                   (0.38)
                                                       ------------------       ------------------
      Net asset value, end of year                    $              9.41      $             10.18
                                                       ==================       ==================

    Total return                                                    (3.72)%                  (1.33)%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $          2,484,720     $        10,548,284

    Expenses to average net assets                                   0.75%                    0.75%
    Net investment income to average net assets                      6.67%                    5.09%
    Portfolio turnover rate                                         10.94%                   28.53%
    Weighted average number of shares outstanding
       for year ended December 31, 1994                           254,126                  892,257








                                                                    USLICO SERIES FUND
                                                             CONDENSED FINANCIAL INFORMATION
                                                           FOR THE YEAR ENDED DECEMBER 31, 1993


                                                            COMMON                   MONEY
                                                             STOCK                   MARKET
                                                           PORTFOLIO                PORTFOLIO
                                                       ------------------       ------------------
    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $             10.45   $                 1.00
    Income from investment operations:
      Net investment income                                          0.32                     0.02
      Net realized and unrealized
         gains on securities                                         0.78                        -
                                                       ------------------       ------------------
      Total from investment operations                               1.10                     0.02
    Distributions:
      Distribution of income                                        (0.32)                   (0.02)
      Distribution of capital gains                                     -                        -
                                                       ------------------       ------------------
      Net asset value, end of year                    $             11.23   $                 1.00
                                                       ==================       ==================

    Total return                                                    10.53%                    2.00%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $        12,449,453   $            5,371,877

    Expenses to average net assets                                   0.75%                    0.75%
    Net investment income to average net assets                      2.93%                    2.42%
    Portfolio turnover rate                                         51.27%                     N/A
    Weighted average number of shares outstanding
       for year ended December 31, 1993                         1,079,215                5,386,166







                                                                                       ASSET
                                                              BOND                  ALLOCATION
                                                           PORTFOLIO                 PORTFOLIO
                                                       ------------------       ------------------
    FINANCIAL HIGHLIGHTS (PER SHARE)
    Net asset value, beginning of year                $             10.21      $             10.71
    Income from investment operations:
      Net investment income                                          0.70                     0.58
      Net realized and unrealized
         gains on securities                                         0.37                     0.58
                                                       -----------------        ------------------
      Total from investment operations                               1.07                     1.16
    Distributions:
      Distribution of income                                        (0.70)                   (0.58)
      Distribution of capital gains                                 (0.09)                   (0.03)
                                                       ------------------       ------------------
      Net asset value, end of year                    $             10.49      $             11.26
                                                       ==================       ==================

    Total return                                                    10.48%                   10.83%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year                           $         2,631,773      $         9,127,047

    Expenses to average net assets                                   0.75%                    0.75%
    Net investment income to average net assets                      6.62%                    5.09%
    Portfolio turnover rate                                         19.04%                   27.80%
    Weighted average number of shares outstanding
       for year ended December 31, 1993                           243,616                  772,390


                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees
USLICO Series Fund:


We have audited the accompanying statement of assets and liabilities, including the statement of investments, of USLICO Series Fund (consisting of the common stock, money market, bond, and asset allocation portfolios) as of December 31, 1997, and the related statements of operations and changes in net assets and the condensed financial information for the years ended December 31, 1997, 1996 and 1995. These financial statements and condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the condensed financial information based on our audits. The condensed financial information for the years ended December 31, 1994 and 1993 were audited by other auditors whose report, dated February 2, 1995, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the condensed financial information referred to above present fairly, in all material respects, the net assets and investments of each of the respective portfolios constituting the USLICO Series Fund as of December 31, 1997, and the results of their operations and changes in their net assets and the condensed financial information for the years ended December 31, 1997 and 1996, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP

Minneapolis, MN
February 13, 1998